FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three valuation hierarchy levels. Level 1 valuations reflect quoted market prices for identical assets or liabilities in active markets. Level 2 valuations reflect quoted market prices for similar assets or liabilities in an active market, quoted market prices for identical or similar assets or liabilities in non-active markets or model-derived valuations in which all significant valuation inputs are observable in active markets. Level 3 valuations reflect valuations in which one or more of the significant inputs are not observable in an active market.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

1.    Mutual funds: Valued at daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
2.    Common stock: Valued at the closing price reported on the active market on which the individual securities are traded.
3.    Common trust funds: Valued at NAV, as provided by the Plan's trustee, and deemed to have a readily determinable fair value in accordance with ASC 820. The NAV is calculated by the fund issuer utilizing quoted market prices, most recent bid prices in the principal market in which the underlying securities held by the fund are normally traded, pricing services and dealer quotes. NAVs are reported by the funds and are supported by the unit prices of actual purchases and sale transactions occurring as of or close to the financial statement date.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in different fair value measurement at the reporting date.

The following tables set forth by level within the fair value hierarchy the Plan's investments at fair value as of December 31.

	2025
	Level 1	Level 2	Level 3	Total
Assets, at fair value:
Investments:
Mutual funds	$321,403,628	$—	$—	$321,403,628
Aflac Incorporated common stock	192,410,829	—	—	192,410,829
Common/collective trusts(1)	—	692,277,731	—	692,277,731
Total assets at fair value	$513,814,457	$692,277,731	$—	$1,206,092,188
(1) These investments have a readily determinable fair value in accordance with ASC subtopic 820-10 and have been classified as level 2 in the fair value hierarchy.

	2024
	Level 1	Level 2	Level 3	Total
Assets, at fair value:
Investments:
Mutual funds	$278,393,318	$—	$—	$278,393,318
Aflac Incorporated common stock	194,533,469	—	—	194,533,469
Common/collective trusts(1)	—	574,188,992	—	574,188,992
Total assets at fair value	$472,926,787	$574,188,992	$—	$1,047,115,779
(1) These investments have a readily determinable fair value in accordance with ASC subtopic 820-10 and have been classified as level 2 in the fair value hierarchy.

There were no restrictions on the ability of investors to redeem any of these investments at December 31, 2025 and 2024.

The Plan did not have any liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and 2024.